T. ROWE PRICE Large-Cap Value Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.9%
COMMUNICATION SERVICES  6.4%
Entertainment  0.8%
Walt Disney  218,159 24,979
24,979
Interactive Media & Services  4.3%
Alphabet, Class C  450,800 109,793
Meta Platforms, Class A  32,700 24,014
133,807
Media  1.3%
Comcast, Class A  520,431 16,352
News, Class A  775,407 23,813
40,165
Total Communication Services 198,951
CONSUMER DISCRETIONARY  5.3%
Broadline Retail  2.2%
Amazon.com (1) 314,600 69,077
69,077
Hotels, Restaurants & Leisure  1.2%
Las Vegas Sands  713,018 38,353
38,353
Specialty Retail  1.9%
Home Depot  145,900 59,117
59,117
Total Consumer Discretionary 166,547
CONSUMER STAPLES  8.9%
Beverages  0.7%
Coca-Cola  349,790 23,198
23,198
Consumer Staples Distribution & Retail  0.9%
Walmart  281,902 29,053
29,053
Household Products  4.5%
Colgate-Palmolive  486,941 38,926
Kimberly-Clark  368,538 45,824
Procter & Gamble  363,100 55,790
140,540

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Personal Care Products  1.5%
Kenvue  2,793,792 45,343
45,343
Tobacco  1.3%
Philip Morris International  241,905 39,237
39,237
Total Consumer Staples 277,371
ENERGY  8.1%
Energy Equipment & Services  0.9%
Schlumberger  799,900 27,493
27,493
Oil, Gas & Consumable Fuels  7.2%
ConocoPhillips  810,365 76,652
EOG Resources  179,200 20,092
EQT  242,334 13,190
Expand Energy  131,600 13,981
Exxon Mobil  415,367 46,833
TotalEnergies, ADR (2) 524,829 31,327
Williams  357,297 22,635
224,710
Total Energy 252,203
FINANCIALS  21.4%
Banks  9.5%
Bank of America  1,754,021 90,490
Citigroup  604,100 61,316
Huntington Bancshares  1,693,396 29,245
U.S. Bancorp  826,283 39,934
Wells Fargo  875,601 73,393
294,378
Capital Markets  2.7%
Charles Schwab  897,000 85,637
85,637
Financial Services  1.8%
Corebridge Financial  591,878 18,970
Equitable Holdings  714,819 36,298
55,268
Insurance  7.4%
Allstate  215,100 46,171
Chubb  228,074 64,374

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Hartford Insurance Group  454,459 60,620
MetLife  731,400 60,246
231,411
Total Financials 666,694
HEALTH CARE  12.9%
Health Care Equipment & Supplies  3.5%
Baxter International  745,700 16,980
Becton Dickinson & Company  172,887 32,359
Zimmer Biomet Holdings  591,352 58,248
107,587
Health Care Providers & Services  5.1%
Cigna Group  85,724 24,710
CVS Health  681,693 51,393
Elevance Health  210,036 67,867
UnitedHealth Group  38,802 13,398
157,368
Life Sciences Tools & Services  0.5%
Thermo Fisher Scientific  30,800 14,939
14,939
Pharmaceuticals  3.8%
AstraZeneca, ADR  281,600 21,605
Johnson & Johnson  106,813 19,805
Merck  357,400 29,997
Sanofi, ADR  450,300 21,254
Viatris  2,606,800 25,807
118,468
Total Health Care 398,362
INDUSTRIALS & BUSINESS SERVICES  13.6%
Aerospace & Defense  4.6%
Boeing (1) 162,898 35,158
General Electric  123,223 37,068
L3Harris Technologies  234,306 71,560
143,786
Air Freight & Logistics  0.3%
United Parcel Service, Class B  129,558 10,822
10,822
Electrical Equipment  1.1%
Rockwell Automation  93,800 32,786
32,786

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation  2.6%
CSX  1,199,600 42,598
Norfolk Southern  125,383 37,666
80,264
Industrial Conglomerates  1.1%
Siemens (EUR)  122,882 33,175
33,175
Machinery  3.9%
AGCO  232,200 24,862
Cummins  75,676 31,963
Fortive  651,500 31,917
Stanley Black & Decker  446,074 33,157
121,899
Total Industrials & Business Services 422,732
INFORMATION TECHNOLOGY  9.3%
Electronic Equipment, Instruments & Components  0.6%
Ralliant  160,333 7,011
TE Connectivity  49,500 10,867
17,878
IT Services  0.5%
Accenture, Class A  69,627 17,170
17,170
Semiconductors & Semiconductor Equipment  4.8%
Advanced Micro Devices (1) 193,200 31,258
Applied Materials  122,400 25,060
Intel (1) 458,000 15,366
QUALCOMM  263,841 43,892
Texas Instruments  180,753 33,210
148,786
Software  2.2%
Microsoft  60,526 31,349
Salesforce  153,300 36,332
67,681
Technology Hardware, Storage & Peripherals  1.2%
Samsung Electronics (KRW)  618,777 37,096
37,096
Total Information Technology 288,611

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  2.8%
Chemicals  1.5%
CF Industries Holdings  288,291 25,860
RPM International  167,910 19,793
45,653
Containers & Packaging  1.3%
International Paper  868,005 40,275
40,275
Total Materials 85,928
REAL ESTATE  3.5%
Industrial Real Estate Investment Trusts  1.0%
Rexford Industrial Realty, REIT  774,993 31,860
31,860
Residential Real Estate Investment Trusts  1.6%
AvalonBay Communities, REIT  253,133 48,898
48,898
Specialized Real Estate Investment Trusts  0.9%
Weyerhaeuser, REIT  1,157,355 28,691
28,691
Total Real Estate 109,449
UTILITIES  5.7%
Electric Utilities  1.7%
Southern  571,705 54,180
54,180
Multi-Utilities  4.0%
Ameren  651,081 67,960
Dominion Energy  258,168 15,792
Sempra  463,965 41,747
125,499
Total Utilities 179,679
Total Common Stocks (Cost $2,369,503) 3,046,527
SHORT-TERM INVESTMENTS  1.9%
Money Market Funds  1.9%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4) 57,971,796 57,972
Total Short-Term Investments (Cost $57,972) 57,972

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4) 30,368,240 30,368
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 30,368
Total Securities Lending Collateral (Cost $30,368) 30,368
Total Investments in Securities  100.8%
(Cost $2,457,843) $ 3,134,867
Other Assets Less Liabilities (0.8)% (25,177)
Net Assets 100.0% $ 3,109,690
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2025.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Large-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 1,166++
Totals $ —# $ — $ 1,166+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 46,890  ¤  ¤ $ 88,340
Total $ 88,340^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,166 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $88,340.

T. ROWE PRICE Large-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Large-Cap Value Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Large-Cap Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Large-Cap Value Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Large-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1233-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,976,256 $ 70,271 $ — $ 3,046,527
Short-Term Investments 57,972 — — 57,972
Securities Lending Collateral 30,368 — — 30,368
Total $ 3,064,596 $ 70,271 $ — $ 3,134,867